Fair Value, Assets Measured on Non-Recurring Basis (FY) (Details) - Non-Recurring Basis [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020
Assets Measured on Non-Recurring Basis [Abstract]
Losses recognized on assets measured at fair value on a non-recurring basis	$ 0	$ 45
Impaired Loans Carried at Fair Value of Collateral [Member]
Assets Measured on Non-Recurring Basis [Abstract]
Assets, fair value	130	591	$ 0
Losses recognized on assets measured at fair value on a non-recurring basis	0	0
Real Estate Owned [Member]
Assets Measured on Non-Recurring Basis [Abstract]
Assets, fair value	0	833
Losses recognized on assets measured at fair value on a non-recurring basis	$ 0	$ 45